Reorganization and Acquisitions (Share Repurchase Program, Narrative) (Details) - Share Repurchase Program [Member] - USD ($) $ / shares in Units, $ in Millions	Jul. 26, 2015	Jul. 27, 2013
Equity, Class of Treasury Stock [Line Items]
Aggregate cost of repurchased shares	$ 35
ADS [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized amount of share repurchase program		$ 100
Period in force of share repurchase program		2 years
Aggregate repurchased shares	1,364,846
Average price per repurchased share	$ 25.9
Class A ordinary shares [Member]
Equity, Class of Treasury Stock [Line Items]
Aggregate repurchased shares	2,729,692
Average price per repurchased share	$ 12.95